CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	8.75% Series A Preferred Units [Member]	Common units public [Member]	Common units Hoegh LNG [Member]	Subordinated units [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2014	$ 236,378	$ 0	$ 207,004	$ 5,202	$ 32,347	$ (8,175)	$ 0
Net income	41,279	0	17,273	3,326	20,680	0	0
Cash distributions to unitholders	(35,524)	0	(14,905)	(2,857)	(17,762)	0	0
Cash contribution from Hoegh LNG	6,596	0	0	914	5,682	0	0
Other comprehensive income (loss)	934	0	0	0	0	934	0
Other and contributions from owner	135	0	0	19	116	0	0
Balance at Dec. 31, 2015	249,798	0	209,372	6,604	41,063	(7,241)	0
Net income	41,377	0	18,133	3,221	20,023	0	0
Cash distributions to unitholders	(43,877)	0	(18,225)	(3,554)	(22,098)	0	0
Cash contribution from Hoegh LNG	3,843	0	0	532	3,311	0	0
Other comprehensive income (loss)	1,505	0	0	0	0	1,505	0
Net proceeds from issuance of common units	111,529	0	111,529	0	0	0	0
Issuance of units for Board of Directors' fees	189	0	189	0	0	0	0
Other and contributions from owner	426	0	93	46	287	0	0
Balance at Dec. 31, 2016	364,790	0	321,091	6,849	42,586	(5,736)	0
Non-controlling interest acquired from the purchase of the Hoegh Grace entities	88,561	0	0	0	0	0	88,561
Net income	59,190	2,480	24,217	3,055	19,030	0	10,408
Cash distributions to unitholders	(57,037)	0	(30,039)	(3,741)	(23,257)	0	0
Cash distributions to non-controlling interest	(9,457)	0	0	0	0	0	(9,457)
Cash contribution from Hoegh LNG	2,075	0	0	315	1,760	0	0
Cash distribution to Hoegh LNG	(1,534)	0	0	(213)	(1,321)	0	0
Other comprehensive income (loss)	2,988	0	0	0	0	2,602	386
Net proceeds from issuance of Series A Preferred Units	110,924	110,924	0	0	0	0	0
Acquisition of non-controlling interest of the Hoegh Grace entities	(89,898)	0	0	0	0	0	(89,898)
Difference between net book value of acquired non-controlling interest and consideration paid	3,236	0	1,528	183	1,139	386	0
Issuance of units for Board of Directors' fees	189	0	189	0	0	0	0
Other and contributions from owner	632	0	163	65	404	0	0
Balance at Dec. 31, 2017	$ 474,659	$ 113,404	$ 317,149	$ 6,513	$ 40,341	$ (2,748)	$ 0